Investments Accounted For Using Equity Method - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jun. 30, 2018 TWD ($)	Jan. 31, 2018 TWD ($)	Dec. 31, 2019 TWD ($) NumberofSeat	Jan. 31, 2020	Nov. 30, 2019 TWD ($)	Feb. 28, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Oct. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates			$ 7,139,000,000				$ 2,732,000,000
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates			23.00%				26.00%
Gain on disposal of investment			$ 151,000,000
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates			27.00%				27.00%
Investments in associates			$ 51,000,000				$ 50,000,000
Click Force Co., Ltd. ("CF") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates			49.00%				49.00%
Investments in associates			$ 37,000,000				$ 38,000,000
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates			14.00%
Percentage of ownership in associates			14.00%				14.00%
Investments in associates			$ 3,000,000				$ 3,000,000
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates			20.00%				20.00%
Investments in associates			$ 0				$ 0
UUPON Inc [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates			22.00%
Percentage of ownership in associates			22.00%				22.00%
Investments in associates							$ 4,000,000
Next Commercial Bank Co., Ltd. (preparatory office) (“NCB”) [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates			41.90%		41.90%	41.90%	0.00%
Investments in associates			$ 4,074,000,000		$ 4,190,000,000	$ 4,190,000,000	$ 0
International Integrated System, Inc. ("IISI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates			31.00%				32.00%
Investments in associates			$ 335,000,000				$ 306,000,000
International Integrated System, Inc. ("IISI") [Member] | Subsequent Events [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment percentage of ownership interest				20.58%
Expected percentage of ownership interest in associate				52.00%
HopeTech Technologies Limited [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Proceeds From Capital Reduction		$ 19,000,000
Proceeds from disposal of shares	$ 3,000,000
Losses on disposals recognized	$ 100,000
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates								50.00%
No of seats allotted | NumberofSeat			2
Number of seats available for board of directors | NumberofSeat			5
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates								49.00%
No of seats allotted | NumberofSeat			2
Number of seats available for board of directors | NumberofSeat			5